FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906




November 2, 2001

Filed Via Edgar (CIK #0000765485)
Securities and Exchange Commission Judiciary
Plaza 450 Fifth Street, N.W.
Washington, D.C. 20549

 RE: INSTITUTIONAL FIDUCIARY TRUST (Registrant)
     File Nos. 002-96634 AND 811-4267

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 29, 2001.

Sincerely yours,

INSTITUTIONAL FIDUCIARY TRUST


/s/ David P. Goss
David P. Goss
Associate General Counsel

DPG:ml

cc:   Bruce G. Leto, Esq.